Intangible Asset Acquisition and Cross License Agreement (Details) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2012 item	Mar. 31, 2011 Patents	Jul. 31, 2012 Patents	Jul. 31, 2011 Patents	Mar. 31, 2011 Asset purchase of SECTA technology accounted for as an asset acquisition	Mar. 14, 2011 Asset purchase of SECTA technology accounted for as an asset acquisition
Intangible Asset Acquisition and Cross License Agreement disclosures
Scheduled payments to Inovio for assets accounted for as an asset acquisition						$ 3,000,000
Period of scheduled payments					2 years
Fees for sublicense, maximum (as a percent)	10.00%
Royalty on net sales, maximum (as a percent)	10.00%
Number of licensors of Inovio that Company will pay under the license	1
Intangible assets, estimated fair value			3,000,000
Intangible assets, relative fair value	2,962,000
Discount	174,000
Purchase price allocation of assets acquired
Intangible assets - patents accounted for as an asset acquisition			2,788,154
Tangible assets - machinery, property and inventory, accounted for as an asset acquisition	38,000
Accumulated amortization			929,000	247,000
Estimated remaining useful lives of patents		4 years	2 years 8 months 1 day
Amortization expense			682,000	247,000
Estimated amortization expense for 2013			697,000
Estimated amortization expense for 2014			697,000
Estimated amortization expense for 2015			$ 465,000